SUBSEQUENT EVENTS (Details Narrative) - USD ($)			1 Months Ended							2 Months Ended	6 Months Ended		12 Months Ended
	Oct. 11, 2023	Jan. 11, 2023	Aug. 31, 2023	Jul. 31, 2023	Mar. 31, 2023	Jan. 31, 2023	Jan. 31, 2023	Nov. 30, 2022	May 31, 2022	Mar. 27, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Shares of common Stock issued							4,245	9,500	500,000		17,045		1,200,000
Note payable											$ 0	$ 1,350,000	$ 2,455,000	$ 0
Exercisable price per shar			$ 0.85	$ 0.70	$ 0.99								$ 1.06
Proceeds from Issuance of Common Stock											0	150,000	$ 150,000	$ 0
Share issued for services					17,045	4,245
Share issued for services, value					$ 15,000	$ 4,500
Option value					$ 448,950
Accrued interest											7,589
Proceeds from convertible note payable											$ 2,614,950	$ 0
Options to purchase shares					500,000						3,057,059		2,242,746
Subsequent Event [Member]
Warrants to purchase shares	2,700,000		500,000	125,000
Shares of common Stock issued				28,894
Convertible note payable, percentage			14.00%	14.00%
Note payable			$ 500,000	$ 250,000
Options to purchase common stock, shares				250,000
Convertible common stock per share			$ 3.20	$ 3.20
Four Noteholders [Member]
Accrued interest						$ 7,589
Common share issued						5,655
P C Ventures [Member]
Warrants to purchase shares		3,127,858
Exercisable price per shar		$ 0.85
Proceeds from Issuance of Common Stock													$ 150,000
Accrued and unpaid interest		$ 78,929
Note payable balance		$ 1,563,929
Interest rate		14.00%
Warrants vested, value		$ 3,309,045
14% Convertible Note Payable [Member]
Warrants to purchase shares										3,449,950
Exercisable price per shar										$ 0.85
Warrants vested, value										$ 3,422,942
Proceeds from convertible note payable										$ 1,724,975
CFO [Member]
Exercisable price per shar				0.77
Convertible common stock per share				$ 0.85
CEO [Member]
Warrants to purchase shares										200,000
Shares of common Stock issued											7,661
Note payable balance										$ 100,000
Share issued value										$ 209,180
Accrued interest											$ 6,995